Interest in subsidiary (Detail) - Rakita Cash Flows - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Statement Line Items [Line Items]
Net cash used in operating activities	$ (13,027)	$ (2,205)	$ 27,491	$ (13,281)
Net cash used in investing activities	(23,440)	(11,193)	(47,499)	(15,921)
Net cash provided by financing activities	65	(6,742)	(15,909)	(18,822)
Decrease in cash and cash equivalents	(36,402)	(20,140)	(35,917)	(48,024)
Rakita [Member]
Statement Line Items [Line Items]
Net cash used in operating activities	(3,568)	(9,718)	(11,518)	(32,130)
Net cash used in investing activities	(6,014)	(1,161)	(17,955)	(3,131)
Net cash provided by financing activities	6,234	9,600	31,195	30,000
Decrease in cash and cash equivalents	$ (3,348)	$ (1,279)	$ 1,722	$ (5,261)